Other Income	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Other Income

6. Other Income

		Consolidated Group
	Notes	2023 A$	2022 A$	2021 A$
Government subsidy		-	-	290,900
Research and development tax incentive		503,118	757,609	497,358
Export market development grant		66,600	45,433	-
Foreign exchange gain		141,285	495,457	-
Gain on liability extinguishment		282,490	-	-
Total other income		993,493	1,298,499	788,258